UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 1, 2007 to October 31, 2007

Commission File Number of issuing entity: 333-134419-01

HSBC Credit Card Master Note Trust (USA) I

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-134419

HSBC Receivables Funding Inc. I

(Exact name of depositor as specified in its charter)

HSBC Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification Number of the Issuing Entities)

88-0471289

(I.R.S. Employer Identification Number of the Depositor)

c/o HSBC Finance Corporation Attn: Laurie Mattenson 2700 Sanders Road, Prospect Heights, Illinois (Address of Principal executive offices of the issuing entity)	60070 (Zip Code)

847-564-5000

(Telephone number, including area code)

No Change

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b)
Series 2006-1, Class A Notes			X
Series 2006-1, Class B Notes			X
Series 2007-1, Class A Notes			X
Series 2007-2, Class A Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
YES _X__ NO ____

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1 is contained in Exhibits 99.1 and 99.2 attached hereto.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2006-1 Monthly Servicing Statement for the Due Period ending October 31, 2007 and the related Distribution Date of November 15, 2007.
99.2	Series 2007-1 Monthly Servicing Statement for the Due Period ending October 31, 2007 and the related Distribution Date of November 15, 2007.
99.3	Series 2007-2 Monthly Servicing Statement for the Due Period ending October 31, 2007 and the related Distribution Date of November 15, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: November 19, 2007

HSBC FINANCE CORPORATION, as Servicer of and on behalf of HSBC CREDIT CARD MASTER NOTE TRUST (USA) I

By: /s/ Patrick D. Schwartz
Name: Patrick D. Schwartz
Title: Vice President, Deputy General Counsel - Corporate
& Corporate Secretary

EXHIBIT INDEX

Exhibit No.	Description

99.1	Series 2006-1 Monthly Servicing Statement for the Due Period ending October 31, 2007 and the related Distribution Date of November 15, 2007.
99.2	Series 2007-1 Monthly Servicing Statement for the Due Period ending October 31, 2007 and the related Distribution Date of November 15, 2007.
99.3	Series 2007-2 Monthly Servicing Statement for the Due Period ending October 31, 2007 and the related Distribution Date of November 15, 2007.

3